Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid-in capital [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2016	$ 34,024	$ 344,928	$ 35,812	$ (363,054)	$ 16,338
Balance (in shares) at Dec. 31, 2016		31,884,420
Net loss	(29,811)	$ 0	0	(29,811)	0
Issuance of common stock (note 12(b))	$ 8,487	$ 8,487	0	0	0
Issuance of common stock (note 12(b)) (in shares)	291,833	2,453,051
Share issue costs	$ (1,072)	$ (1,072)	0	0	0
Common stock issued upon exercise of options (note 12(b))	384	$ 384	0	0	0
Common stock issued upon exercise of options (note 12(b)) (in shares)		265,495
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 360	(360)	0	0
Reallocation of stock-based compensation liability arising from stock-based compensation related to exercise of options	29	29	0	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b))	(65)	$ 367	(432)
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b)) (in shares)		34,346
Issuance of warrants (note 11)	1,200	$ 0	1,200	0	0
Stock-based compensation expense	2,223	0	2,223	0	0
Foreign currency translation adjustments	791	0	0	0	791
Balance at Dec. 31, 2017	16,190	$ 353,483	38,443	(392,865)	17,129
Balance (in shares) at Dec. 31, 2017		34,637,312
Adoption of accounting standards (note 3)	(300)	$ 0	0	(300)	0
Proceeds from Issuance of Long-term Debt	15,890			(393,165)
Net loss	(16,579)	0	0	(16,579)	0
Issuance of common stock (note 12(b))	5,392	$ 5,392	0	0	0
Issuance of common stock (note 12(b)) (in shares)		1,361,691
Share issue costs	(231)	$ (231)	0	0	0
Common stock issued upon exercise of options (note 12(b))	258	$ 258	0	0	0
Common stock issued upon exercise of options (note 12(b)) (in shares)		219,749
Reallocation of additional paid in capital arising from stock-based compensation related to exercise of options	0	$ 226	(226)	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b))	(23)	$ 167	(190)	0	0
Issuance of common shares on vesting of restricted share units, net of tax (note 12(b)) (in shares)		14,410
Issuance of warrants (note 11)	936	$ 0	936	0	0
Stock-based compensation expense	1,493	0	1,493	0	0
Foreign currency translation adjustments	(226)	0	0	0	(226)
Balance at Dec. 31, 2018	$ 6,910	$ 359,295	$ 40,456	$ (409,744)	$ 16,903
Balance (in shares) at Dec. 31, 2018		36,233,162